                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: 09/30/05

Check here if Amendment: |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement.
                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Graham Investment Advisors Inc.

Address: 200 Park Avenue
         39th Floor
         New York, NY 10166-0005



Form 13F File Number: 28-_____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Robert Befumo
Title: Client Service Representative
Phone: 212-713-9187


Signature, Place, and Date of Signing:

Robert Befumo                   New York, NY                    4/26/05
---------------------     ---------------------------      -------------------
    [Signature]                  [City, State]                   [Date]


Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number               Name

28-___________________________     _______________________________________
[Repeat as necessary.]

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      _____________

Form 13F Information Table Entry Total: _____________

Form 13F Information Table Value Total: $____________
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

_______   ___________________________   ________________________________

[Repeat as necessary.]

                           FORM 13F INFORMATION TABLE

          ITEM 1            ITEM 2     ITEM 3       ITEM 4          ITEM 5               ITEM 6          ITEM 7        ITEM 8
          ------            ------     ------       ------          ------               ------          ------        ------
                                                                                      INVEST. DESC.                VOTING AUTHORITY
                            TITLE                    FAIR         SHARES OF               SHARED
                             OF        CUSIP        MARKET        PRINCIPLE         SOLE SHARED OTHER    MANA-     SOLE SHARED OTHER
       Name of Issuer       CLASS      NUMBER        VALUE         AMMOUNT             (A) (B) (C)        GERS      (A)   (B)   (C)

ABOVENET INC                 OTC EQ    00374N107   2,500,000.00      100,000 N   X                         GRAP     100000  0   0
AGERE SYSTEMS INC            COMMON    00845V308     385,274.00       37,010 N   X                         GRAP      37010  0   0
ANSWERTHINK INC              OTC EQ     36916104     564,050.00      145,000 N   X                         GRAP     145000  0   0
ADVANCED PWR TECH INC        OTC EQ    7.61E+110     262,528.00       30,350 N   X                         GRAP      30350  0   0
ARIBA INC                    OTC EQ    04033V203     228,211.00       40,037 N   X                         GRAP      40037  0   0
ART TECHNOLOGY GROUP INC     OTC EQ    04289L107     599,760.00      588,000 N   X                         GRAP     588000  0   0
ATHEROS COMMUNICATIONS INC   OTC EQ    04743P108     341,600.00       35,000 N   X                         GRAP      35000  0   0
BRUNSWICK CORP               COMMON    117043109     754,600.00       20,000 N   X                         GRAP      20000  0   0
BEA SYTEMS INC               OTC EQ     73325102     809,100.00       90,000 N   X                         GRAP      90000  0   0
BELL MICROPRODUCTS INC       OTC EQ     78137106   2,776,906.00      276,860 N   X                         GRAP     276860  0   0
BMC SOFTWARE INC             COMMON     55921100     633,000.00       30,000 N   X                         GRAP      30000  0   0
BORLAND SOFTWARE CORP        OTC EQ     99849101     145,500.00       25,000 N   X                         GRAP      25000  0   0
BINDVIEW DEVELOPMENT CORP    OTC EQ     90327107   3,037,517.00      867,862 N   X                         GRAP     867862  0   0
BROADWING CORPORATION        OTC EQ    1.12E+105     249,500.00       50,000 N   X                         GRAP      50000  0   0
CARRIER ACCESS CORP          OTC EQ    144460102   2,351,537.00      426,003 N   X                         GRAP     426003  0   0
CALIFORNIA MICRO DEVICES C   OTC EQ    130439102     694,800.00       90,000 N   X                         GRAP      90000  0   0
CAPTARIS INC                 OTC EQ    14071N104     752,000.00      200,000 N   X                         GRAP     200000  0   0
C-COR.NET CORPORATION        OTC EQ    125010108     202,500.00       30,000 N   X                         GRAP      30000  0   0
CONCURRENT COMPUTER CORP N   OTC EQ    206710204     167,986.00       99,400 N   X                         GRAP      99400  0   0
COMPUTER HORIZONS CORP       OTC EQ    205908106     433,238.00       98,240 N   X                         GRAP      98240  0   0
CLEARONE COMMUNICATIONS IN   OTC EQ    185060100     144,000.00       60,000 N   X                         GRAP      60000  0   0
CMGI INC                     OTC EQ    125750109     254,675.00      152,500 N   X                         GRAP     152500  0   0
COACTIVE MARKETING GROUP I   OTC EQ    189875107     439,392.00      145,494 N   X                         GRAP     145494  0   0
COGNOS INC                   OTC EQ    19244C109     329,581.00        8,466 N   X                         GRAP       8466  0   0
CORILLIAN CORP               OTC EQ    218725109     512,000.00      160,000 N   X                         GRAP     160000  0   0
CRAY INC                     OTC EQ    225223106      69,000.00       75,000 N   X                         GRAP      75000  0   0
CENTRA SOFTWARE INC COM      OTC EQ    15234X103     825,333.00      418,951 N   X                         GRAP     418951  0   0
COVALENT GROUP INC           OTC EQ    222815102     103,200.00       40,000 N   X                         GRAP      40000  0   0
D R HORTON INC               COMMON    23331A109     724,400.00       20,000 N   X                         GRAP      20000  0   0
DIGIMARC CORP                OTC EQ    253807101     339,000.00       50,000 N   X                         GRAP      50000  0   0
DATASTREAM SYSTEMS INC       OTC EQ    238124101   1,318,350.00      170,000 N   X                         GRAP     170000  0   0
COVAD COMMUNICATIONS GROUP   COMMON    222814204   1,241,366.00    1,171,100 N   X                         GRAP    1171100  0   0
HEARX LTD.                   COMMON    422360305     463,750.00      265,000 N   X                         GRAP     265000  0   0
EMBARCADERO TECHNOLOGIES I   OTC EQ    290787100     539,200.00       80,000 N   X                         GRAP      80000  0   0
EMC CORP-MASS                COMMON    268648102     647,000.00       50,000 N   X                         GRAP      50000  0   0
EXAR CORP                    OTC EQ    300645108   1,402,000.00      100,000 N   X                         GRAP     100000  0   0
FIBERSTARS INC               OTC EQ    315662106     659,765.00       63,500 N   X                         GRAP      63500  0   0
INTEGRATED DEVICE TECHNOLO   OTC EQ    458118106     216,196.00       20,130 N   X                         GRAP      20130  0   0
I SECTOR CORP                COMMON    45031W107     282,720.00       58,900 N   X                         GRAP      58900  0   0
INTRAWARE INC                OTC EQ        ITRAD     368,117.00       99,491 N   X                         GRAP      99491  0   0
INTERWOVEN INC               OTC EQ    46114T508     204,250.00       25,000 N   X                         GRAP      25000  0   0
JUNIPER NETWORKS             OTC EQ    48203R104   6,426,000.00      270,000 N   X                         GRAP     270000  0   0
LIBERTY GLOBAL INC           OTC EQ    530555101     270,900.00       10,000 N   X                         GRAP      10000  0   0
LIBERTY GLOBAL INC           OTC EQ    530555309     257,500.00       10,000 N   X                         GRAP      10000  0   0
MANUGISTICS GROUP  INC       OTC EQ    565011103   1,980,000.00    1,000,000 N   X                         GRAP    1000000  0   0
MAPINFO CORP                 OTC EQ    565105103   2,949,555.00      240,780 N   X                         GRAP     240780  0   0
MIPS TECHNOLOGIES INC        OTC EQ    604567107     341,500.00       50,000 N   X                         GRAP      50000  0   0
MOBIUS MANAGEMENT SYSTEM I   OTC EQ    606925105     168,294.00       32,056 N   X                         GRAP      32056  0   0
MICROSOFT CORP               OTC EQ    594918104   1,286,500.00       50,000 N   X                         GRAP      50000  0   0
METASOLV INC                 OTC EQ    59139P104   3,270,105.00    1,000,032 N   X                         GRAP    1000032  0   0
NETMANAGE INC                OTC EQ    641144308     373,186.00       74,192 N   X                         GRAP      74192  0   0
NDS GROUP PLC SPONSORED AD   OTC EQ    628891103     371,500.00       10,000 N   X                         GRAP      10000  0   0
NETSCOUT SYS INC             OTC EQ    64115T104   3,529,500.00      650,000 N   X                         GRAP     650000  0   0
NETOPIA INC                  OTC EQ    64114K104   2,424,800.00      866,000 N   X                         GRAP     866000  0   0
***OPTIBASE  LTD             OTC EQ    M7524R108     150,600.00       30,000 N   X                         GRAP      30000  0   0
PALM INC                     OTC EQ    696643105   4,249,500.00      150,000 N   X                         GRAP     150000  0   0
PEGASYSTEMS INC              OTC EQ    705573103   1,789,219.00      298,701 N   X                         GRAP     298701  0   0
PLUMTREE SOFTWARE INC        OTC EQ    72940Q104   1,228,500.00      225,000 N   X                         GRAP     225000  0   0
PROGRAMMERS PARADISE INC     OTC EQ    743205106     383,546.00       40,673 N   X                         GRAP      40673  0   0
PROCENTURY CORPOATION        OTC EQ    74268T108     532,462.00       52,100 N   X                         GRAP      52100  0   0
PAIN THERAPEUTICS INC        OTC EQ    69562K100   1,572,500.00      250,000 N   X                         GRAP     250000  0   0
QLOGIC CORP                  OTC EQ    747277101   1,798,920.00       52,600 N   X                         GRAP      52600  0   0
REDBACK NETWORK INC          OTC EQ    757209507   1,984,000.00      200,000 N   X                         GRAP     200000  0   0
REGIS CORPORATION            COMMON    758932107     378,200.00       10,000 N   X                         GRAP      10000  0   0
SYMBOL TECHNOLOGIES INC      COMMON    871508107     242,000.00       25,000 N   X                         GRAP      25000  0   0
SEACHANGE INTERNATIONAL IN   OTC EQ    811699107     127,200.00       20,000 N   X                         GRAP      20000  0   0
SELECTICA INC DEL            OTC EQ    816288104     765,264.00      238,400 N   X                         GRAP     238400  0   0
SOMERA COMMUNICATIONS INC    OTC EQ    834458101     425,000.00      425,000 N   X                         GRAP     425000  0   0
SONICWALL INC                OTC EQ    835470105     127,000.00       20,000 N   X                         GRAP      20000  0   0
S1 CORP                      OTC EQ    78463B101     975,000.00      250,000 N   X                         GRAP     250000  0   0
SSA GLOBAL TECH INC          OTC EQ    78465P108   1,759,120.00       99,950 N   X                         GRAP      99950  0   0
SEAGATE TECHNOLOGY HOLDING   COMMON    G7945J104     443,800.00       28,000 N   X                         GRAP      28000  0   0
STRATEX NETWORKS INC         OTC EQ    86279T109   4,381,738.00    1,685,284 N   X                         GRAP    1685284  0   0
SUMTOTAL SYSTEMS INC         OTC EQ    866615107   2,095,235.00      430,233 N   X                         GRAP     430233  0   0
SYMANTEC CORP                OTC EQ    871503108   1,562,248.00       68,943 N   X                         GRAP      68943  0   0
SYNPLICITY INC               OTC EQ    87160Y108      94,523.00       14,300 N   X                         GRAP      14300  0   0
TRANSACT TECHNOLOGIES INC    OTC EQ    892918103     380,000.00       50,000 N   X                         GRAP      50000  0   0
TELEGLOBE INTNL HLDG LTD     OTC EQ    G87340108     572,639.00      129,850 N   X                         GRAP     129850  0   0
TELE NORT LESTE              PREFER    879246106     528,960.00       32,000 N   X                         GRAP      32000  0   0
***TTI TEAM TELECOM          OTC EQ    M88258104     407,100.00      138,000 N   X                         GRAP     138000  0   0
TIME WARNER INC              COMMON    887317105     407,475.00       22,500 N   X                         GRAP      22500  0   0
TRANSWITCH CORP              OTC EQ    894065101     171,828.00       99,900 N   X                         GRAP      99900  0   0
TYCO INTERNATIONAL LTD       COMMON    902124106     557,000.00       20,000 N   X                         GRAP      20000  0   0
UNITED AMERICAN HEALTHCARE   OTC EQ    90934C105     278,933.00       88,550 N   X                         GRAP      88550  0   0
VIGNETTE CORP                OTC EQ    926734401   1,829,650.00      115,000 N   X                         GRAP     115000  0   0
WILLBROS GROUP INC           COMMON    969199108     237,750.00       15,000 N   X                         GRAP      15000  0   0
WATCHGUARD TECH INC          OTC EQ    941105108     943,800.00      220,000 N   X                         GRAP     220000  0   0
WAL-MART STORES INC          COMMON    931142103   1,095,500.00       25,000 N   X                         GRAP      25000  0   0
XILINX INC                   OTC EQ    983919101     420,535.00       15,100 N   X                         GRAP      15100  0   0
ZORAN CORP                   OTC EQ    98975F101   3,360,500.00      235,000 N   X                         GRAP     235000  0   0
